Financing Arrangements (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			12 Months Ended
	Dec. 22, 2016	Dec. 09, 2016	Jun. 09, 2016	Dec. 31, 2016	Jan. 31, 2016	Dec. 31, 2013	Dec. 31, 2016	Jul. 14, 2016	Dec. 31, 2015
Warrant exercise price per share								$ 6.00
FLMM Ltd [Member]
Debt interest rate	8.00%
Cash	$ 1,440
Conversion price per share	$ 7.00
Percentage of conversion price equal to price of common stock	80.00%
Debt instrument maturity date	Mar. 15, 2017
Warrants [Member] | FLMM Ltd [Member]
Percentage of conversion price equal to price of common stock	80.00%
Number of warrant to purchase shares of common stock	64,865
Warrant exercise price per share	$ 5.55
Securities Purchase Agreement [Member]
Debt face value				$ 550			$ 550
Debt interest rate				5.00%			5.00%
Conversion price per share				$ 5.55			$ 5.55
Percentage of conversion price equal to price of common stock				80.00%
Proceeds from issuance of debt				$ 500
Debt instrument maturity date				Jun. 12, 2017
Securities Purchase Agreement [Member] | Warrants [Member]
Percentage of conversion price equal to price of common stock							80.00%
Number of warrant to purchase shares of common stock				89,110			89,110
Warrant exercise price per share				$ 5.55			$ 5.55
Within 30 Days of Issuance [Member] | Securities Purchase Agreement [Member]
Percentage of conversion price equal to price of common stock				105.00%
Between 31 and 60 Days of Issuance [Member] | Securities Purchase Agreement [Member]
Percentage of conversion price equal to price of common stock				110.00%
Between 61 and 120 Days of Issuance [Member] | Securities Purchase Agreement [Member]
Percentage of conversion price equal to price of common stock				115.00%
Between 121 and 150 Days of Issuance [Member] | Securities Purchase Agreement [Member]
Percentage of conversion price equal to price of common stock				125.00%
Thereafter [Member] | Securities Purchase Agreement [Member]
Percentage of conversion price equal to price of common stock				135.00%
June 9, 2016 Investors [Member]
Debt face value			$ 450
Debt interest rate			20.00%
Payment to acquire investments			$ 375
Company owes amount			$ 1,000
Percentage of premium amount of principal balance			20.00%
Repayment of debt		$ 1,400
Convertible Notes [Member] | Trooien Capital, LLC [Member]
Debt face value						$ 4,000
Debt interest rate						10.00%
Debt maturity date description						December 2016
Maximum borrowing capacity under financing agreement						$ 4,000
Cash				$ 3,100			$ 3,100
Convertible Notes, Due 2016 and 2017 [Member] | Between June and September 2016 [Member]
Conversion price per share				$ 5.55			$ 5.55
Percentage of conversion price equal to price of common stock							80.00%
Convertible Notes, Due 2016 and 2017 [Member] | Between October And January 2017 [Member]
Conversion price per share				7.00			$ 7.00
Percentage of conversion price equal to price of common stock							80.00%
Convertible Notes, Due 2016 and 2017 [Member] | Between October And January 2017 [Member] | VWAP [Member]
Conversion price per share				$ 7.00			$ 7.00
Percentage of conversion price equal to price of common stock							80.00%
Series Subordinated Note, Due January 2016 [Member]
Debt interest rate				12.00%			12.00%
Debt maturity date description							January 2016
Notes Payable Due October 2016 [Member]
Debt face value				$ 80			$ 80
Debt maturity date description							During 2016, the Company also extended the maturity date of the remaining notes to August 2016 and then to October 2016.
Repayment of debt							$ 11
Number of common stock issued, shares							10,000
Notes Payable Due October 2016 [Member] | Minimum [Member]
Debt interest rate				8.25%			8.25%
Notes Payable Due October 2016 [Member] | Maximum [Member]
Debt interest rate				12.00%			12.00%
Notes Payable Due August 2021 [Member]
Debt face value				$ 192			$ 192
Debt interest rate				0.00%			0.00%
Debt maturity date description							August 2021
Percentage of premium amount of principal balance							30.00%
Notes Payable Due August 2021 [Member] | Maximum [Member]
Debt interest rate				20.00%			20.00%
Installment Note Payable [Member]
Debt face value					$ 330
Debt maturity date description					January 2019
Proceeds from issuance of debt					$ 69
Installment Note Payable [Member] | Prime Rate [Member]
Debt interest rate				3.75%			3.75%		3.50%
Installment Note Payable [Member] | Minimum [Member] | Prime Rate [Member]
Debt interest rate					1.00%
Installment Note Payable [Member] | Maximum [Member] | Prime Rate [Member]
Debt interest rate					5.00%
Gruber Note [Member]
Debt interest rate	8.00%
Debt maturity date description	Extended to May 31, 2017
Cash	$ 75
Conversion price per share	$ 7.00
Percentage of conversion price equal to price of common stock	80.00%
Debt instrument maturity date	Mar. 22, 2017
Gruber Note [Member] | Warrants [Member]
Percentage of conversion price equal to price of common stock	80.00%
Number of warrant to purchase shares of common stock	3,379
Warrant exercise price per share	$ 5.55